Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 11.3%
2,250,000	Ali Group North America Corp. 2.000% (1-Month USD Libor+200 basis points), 12/20/2028[2,3,4,5,6]	$2,220,941
2,244,246	American Builders & Contractors Supply Co., Inc. 2.457% (1-Month USD Libor+200 basis points), 1/15/2027[3,5,6]	2,219,705
749,595	APLP Holdings LP 4.756% (1-Month USD Libor+375 basis points), 5/18/2027[3,5,6,7]	749,831
2,500,000	Aristocrat International Pty Ltd. 4.028% (3-Month USD Libor+175 basis points), 10/19/2024[2,3,4,5,6,7]	2,478,912
1,984,887	Asplundh Tree Expert LLC 2.086% (1-Month USD Libor+175 basis points), 9/4/2027[3,5,6]	1,967,380
727,254	Astoria Energy LLC 4.500% (1-Month USD Libor+350 basis points), 12/10/2027[3,5,6]	718,959
	Asurion LLC
1,009,188	3.582% (1-Month USD Libor+300 basis points), 11/3/2023[3,5,6]	1,004,521
1,476,513	3.707% (1-Month USD Libor+325 basis points), 12/23/2026[3,5,6]	1,446,673
2,178,256	Axalta Coating Systems U.S. Holdings, Inc. 2.756% (3-Month USD Libor+175 basis points), 6/1/2024[3,5,6]	2,163,084
2,484,981	Beacon Roofing Supply, Inc. 2.707% (1-Month USD Libor+250 basis points), 5/19/2028[2,3,4,5,6]	2,454,366
1,237,500	Belron Finance U.S. LLC 3.250% (1-Month USD Libor+275 basis points), 4/30/2028[3,5,6]	1,231,158
2,014,177	Berry Global, Inc. 2.071% (1-Month USD Libor+175 basis points), 7/1/2026[3,5,6]	1,989,312
1,394,073	Brown Group Holding LLC 3.506% (1-Month USD Libor+275 basis points), 6/7/2028[3,5,6]	1,378,097
1,985,000	Cable One, Inc. 2.457% (1-Month USD Libor+200 basis points), 5/3/2028[3,5,6]	1,964,406
740,644	Canada Goose, Inc. 4.506% (1-Month USD Libor+350 basis points), 10/7/2027[3,5,6,7]	736,481
836,125	Carroll County Energy LLC 4.506% (3-Month USD Libor+350 basis points), 2/15/2026[3,6]	819,402
1,042,817	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[3,5,6]	1,038,515
421,291	Charter Communications Operating LLC 1.960% (3-Month USD Libor+150 basis points), 3/31/2023[3,6]	420,238
1,732,500	Citadel Securities LP 2.927% (1-Month USD Libor+250 basis points), 2/2/2028[3,5,6]	1,725,535
	Covanta Holding Corp.
1,162,892	3.000% (1-Month USD Libor+250 basis points), 11/30/2028[3,5,6]	1,159,258
87,108	3.000% (1-Month USD Libor+250 basis points), 11/30/2028[3,5,6]	86,836
1,000,000	Dun & Bradstreet Corp. 3.560% (SOFR Rate+325 basis points), 1/18/2029[3,5,6]	992,500

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,440,802	EFS Cogen Holdings I LLC 4.510% (1-Month USD Libor+350 basis points), 10/1/2027[3,5,6]	$1,406,806
2,493,400	Elanco Animal Health, Inc. 1.981% (1-Month USD Libor+175 basis points), 8/1/2027[2,3,4,5,6]	2,458,144
2,483,122	Exgen Renewables LLC 3.500% (3-Month USD Libor+275 basis points), 12/15/2027[2,3,4,5,6]	2,466,833
2,483,750	FleetCor Technologies Operating Co. LLC 2.207% (1-Month USD Libor+175 basis points), 4/30/2028[3,5,6]	2,446,941
2,500,000	Four Seasons Hotels Ltd. 2.209% (3-Month USD Libor+200 basis points), 11/30/2023[3,5,6,7]	2,495,700
1,213,197	Gates Global LLC 3.250% (1-Month USD Libor+275 basis points), 3/31/2027[3,5,6]	1,199,021
813,503	Gemini HDPE LLC 3.500% (1-Month USD Libor+300 basis points), 12/31/2027[3,5,6]	802,659
1,494,746	Go Daddy Operating Co. LLC 2.199% (1-Month USD Libor+175 basis points), 2/15/2024[3,5,6]	1,486,958
2,500,000	Gray Television, Inc. 2.500% (3-Month USD Libor+250 basis points), 1/2/2026[2,3,4,5,6]	2,484,900
1,481,306	Great Outdoors Group LLC 4.500% (1-Month USD Libor+375 basis points), 3/5/2028[3,5,6]	1,477,833
1,488,750	GVC Holdings Gibraltar Ltd. 3.743% (1-Month USD Libor+250 basis points), 3/16/2027[3,5,6,7]	1,476,654
1,998,282	Harbor Freight Tools USA, Inc. 3.250% (1-Month USD Libor+275 basis points), 10/19/2027[3,5,6]	1,960,195
2,250,000	Hilton Worldwide Finance LLC 2.207% (3-Month USD Libor+175 basis points), 6/21/2026[3,5,6]	2,230,211
797,985	Hudson River Trading LLC 3.305% (TSFR1M+300 basis points), 3/18/2028[3,5,6]	787,096
1,500,000	II-VI, Inc. 3.250% (1-Month USD Libor+275 basis points), 12/8/2028[2,3,4,5,6]	1,492,500
1,246,875	Installed Building Products, Inc. 2.750% (1-Month USD Libor+225 basis points), 12/14/2028[3,5,6]	1,244,693
487,056	Invenergy Thermal Operating I LLC 3.209% (1-Month USD Libor+300 basis points), 8/28/2025[3,5,6]	472,445
2,250,000	IQVIA, Inc. 2.756% (1-Month USD Libor+175 basis points), 6/11/2025[3,5,6]	2,240,438
987,500	Jane Street Group LLC 3.207% (1-Month USD Libor+275 basis points), 1/26/2028[3,5,6]	976,188
2,133,504	JBS USA LUX S.A. 2.804% (1-Month USD Libor+200 basis points), 5/1/2026[3,5,6,7]	2,117,727
1,750,000	Lorca Finco Plc 3.500% (3-Month EUR Libor+375 basis points), 9/18/2027[3,5,6]	1,915,931
2,294,250	NAB Holdings LLC 3.500% (SOFR Rate+300 basis points), 11/23/2028[3,5,6]	2,268,795

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
2,181,317	ON Semiconductor Corp. 2.457% (1-Month USD Libor+200 basis points), 9/19/2026[3,5,6]	$2,182,953
922,097	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[3,5,6]	857,167
1,157,000	Organon & Co. 3.563% (1-Month USD Libor+300 basis points), 6/2/2028[3,5,6]	1,152,661
1,178,500	Ortho-Clinical Diagnostics S.A. 3.113% (3-Month USD Libor+300 basis points), 6/30/2025[3,5,6,7]	1,175,831
1,381,760	PCI Gaming Authority 2.709% (1-Month USD Libor+250 basis points), 5/31/2026[3,5,6]	1,373,339
2,263,625	Pilot Travel Centers LLC 2.457% (1-Month USD Libor+200 basis points), 8/6/2028[3,5,6]	2,236,269
2,294,250	Plastipak Packaging, Inc. 3.000% (1-Month USD Libor+250 basis points), 12/1/2028[3,5,6]	2,255,546
1,237,500	Playtika Holding Corp. 2.959% (1-Month USD Libor+275 basis points), 3/11/2028[3,5,6]	1,221,468
1,488,722	Prime Security Services Borrower LLC 3.500% (1-Month USD Libor+275 basis points), 9/23/2026[3,5,6]	1,480,043
2,229,147	Quikrete Holdings, Inc. 2.709% (1-Month USD Libor+262.5 basis points), 1/31/2027[3,5,6]	2,180,162
2,487,500	RH 3.000% (1-Month USD Libor+250 basis points), 10/20/2028[3,5,6]	2,447,078
2,493,523	SBA Senior Finance II LLC 2.210% (1-Month USD Libor+175 basis points), 4/11/2025[2,3,4,5,6]	2,467,379
2,215,128	Select Medical Corp. 2.710% (3-Month USD Libor+250 basis points), 3/6/2025[3,5,6]	2,194,372
1,975,510	Seminole Tribe of Florida, Inc. 2.207% (3-Month USD Libor+175 basis points), 7/6/2024[3,5,6]	1,976,744
745,000	SkyMiles IP Ltd. 4.750% (3-Month USD Libor+375 basis points), 10/20/2027[3,5,6,7]	771,306
	SS&C Technologies, Inc.
1,062,092	2.750% (TSFR1M+225 basis points), 3/22/2029[2,3,4,5,6]	1,053,685
1,437,908	2.750% (TSFR1M+225 basis points), 3/22/2029[2,3,4,5,6]	1,426,527
1,492,500	Stars Group Holdings B.V. 3.256% (1-Month USD Libor+225 basis points), 7/21/2026[3,5,6,7]	1,482,239
992,228	Summit Materials LLC 2.457% (3-Month USD Libor+200 basis points), 11/21/2024[3,5,6]	990,814
992,500	Tory Burch LLC 3.500% (1-Month USD Libor+350 basis points), 4/16/2028[3,5,6]	967,067
1,736,935	Trans Union LLC 2.750% (1-Month USD Libor+225 basis points), 12/1/2028[3,5,6]	1,726,800
	Travelport Finance Luxembourg Sarl
1,269	7.756% (3-Month USD Libor+675 basis points), 4/26/2022[3,6,7]	1,131

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
12,553	9.756% (1-Month USD Libor+700 basis points), 2/28/2025[3,6,7]	$13,050
2,500,000	VFH Parent LLC 3.500% (SOFR Rate+300 basis points), 1/13/2029[3,5,6]	2,480,212
3,925,487	Vistra Operations Co. LLC 2.223% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4,5,6]	3,891,139
1,732,500	WEX, Inc. 2.707% (1-Month USD Libor+225 basis points), 4/1/2028[3,5,6]	1,714,092
2,496,399	WMG Acquisition Corp. 2.125% (1-Month USD Libor+212.5 basis points), 1/20/2028[2,3,4,5,6]	2,477,676
1,012,318	Zebra Buyer LLC 4.313% (1-Month USD Libor+325 basis points), 11/2/2028[3,5,6]	1,007,100
750,000	Ziggo Financing Partnership 2.897% (1-Month USD Libor+250 basis points), 4/30/2028[3,5,6]	740,156
	Total Bank Loans
	(Cost $115,195,704)	114,818,784
	BONDS — 87.6%
	ASSET-BACKED SECURITIES — 46.7%
	522 Funding CLO Ltd.
6,250,000	Series 2019-5A, Class AR, 1.552% (TSFR3M+133 basis points), 4/15/2035[5,6,8]	6,234,272
5,500,000	Series 2019-5A, Class BR, 2.072% (TSFR3M+185 basis points), 4/15/2035[5,6,8]	5,500,314
1,500,000	Series 2019-5A, Class ER, 6.982% (TSFR3M+676 basis points), 4/15/2035[5,6,8]	1,459,022
5,000,000	AB BSL CLO Ltd. Series 2020-1A, Class A1R, 1.535% (TSFR3M+137 basis points), 1/15/2035[5,6,8]	4,977,248
	AIMCO CLO Ltd.
1,000,000	Series 2018-AA, Class C, 1.991% (3-Month USD Libor+175 basis points), 4/17/2031[5,6,8]	993,198
600,000	Series 2019-10A, Class DR, 3.159% (3-Month USD Libor+290 basis points), 7/22/2032[5,6,8]	595,490
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 6.659% (TSFR3M+640 basis points), 1/20/2035[5,6,8]	970,504
965,872	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[5]	968,806
2,500,000	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 1.317% (3-Month USD Libor+105 basis points), 7/24/2029[5,6,8]	2,482,191
2,000,000	Anchorage Credit Funding 3 Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[5,8]	1,872,717

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Annisa CLO Series 2016-2A, Class DR, 3.254% (3-Month USD Libor+300 basis points), 7/20/2031[5,6,8]	$1,492,573
2,250,000	Apidos CLO Series 2012-11A, Class DR3, 3.991% (3-Month USD Libor+375 basis points), 4/17/2034[5,6,8]	2,258,408
	Ares CLO Ltd.
1,750,000	Series 2015-38A, Class DR, 2.754% (3-Month USD Libor+250 basis points), 4/20/2030[5,6,8]	1,685,286
1,500,000	Series 2017-44A, Class DR, 7.111% (3-Month USD Libor+687 basis points), 4/15/2034[5,6,8]	1,462,970
1,400,000	Series 2022-64A, Class E, 1.751% (TSFR3M+744 basis points), 4/15/2035[5,6,8]	1,372,000
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 7.454% (3-Month USD Libor+720 basis points), 10/20/2034[5,6,8]	970,850
769,600	Atrium Series 9A, Class DR, 4.108% (3-Month USD Libor+360 basis points), 5/28/2030[5,6,8]	762,851
2,467,500	Atrium Series 12A, Class DR, 3.059% (3-Month USD Libor+280 basis points), 4/22/2027[5,6,8]	2,432,963
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 3.309% (3-Month USD Libor+305 basis points), 7/23/2030[5,6,8]	1,242,858
1,500,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 6.991% (3-Month USD Libor+675 basis points), 7/15/2032[5,6,8]	1,448,913
	Barings CLO Ltd.
2,000,000	Series 2013-IA, Class DR, 2.804% (3-Month USD Libor+255 basis points), 1/20/2028[5,6,8]	1,976,545
1,000,000	Series 2017-1A, Class E, 6.241% (3-Month USD Libor+600 basis points), 7/18/2029[5,6,8]	982,352
670,000	Series 2018-3A, Class E, 6.004% (3-Month USD Libor+575 basis points), 7/20/2029[5,6,8]	644,953
1,000,000	Series 2018-2A, Class C, 2.941% (3-Month USD Libor+270 basis points), 4/15/2030[5,6,8]	991,190
1,000,000	Series 2020-4A, Class D1, 3.954% (3-Month USD Libor+370 basis points), 1/20/2032[5,6,8]	993,925
1,200,000	Series 2019-2A, Class DR, 7.021% (3-Month USD Libor+678 basis points), 4/15/2036[5,6,8]	1,176,000
1,000,000	Series 2020-1A, Class ER, 6.891% (3-Month USD Libor+665 basis points), 10/15/2036[5,6,8]	974,419

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 3.650% (3-Month EUR Libor+365 basis points), 7/25/2035[5,6]	$3,767,595
	Battalion CLO Ltd.
500,000	Series 2020-15A, Class A1, 1.591% (3-Month USD Libor+135 basis points), 1/17/2033[5,6,8]	498,201
2,000,000	Series 2016-10A, Class CR2, 3.709% (3-Month USD Libor+345 basis points), 1/25/2035[5,6,8]	1,964,029
62,991	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.039%, 7/25/2034[5,9]	59,702
	Benefit Street Partners CLO Ltd.
3,000,000	Series 2013-IIIA, Class CR, 4.154% (3-Month USD Libor+390 basis points), 7/20/2029[5,6,8]	2,957,360
1,350,000	Series 2017-12A, Class C, 3.291% (3-Month USD Libor+305 basis points), 10/15/2030[5,6,8]	1,316,236
1,000,000	Series 2015-8A, Class CR, 3.004% (3-Month USD Libor+275 basis points), 1/20/2031[5,6,8]	971,001
500,000	Series 2018-14A, Class E, 5.604% (3-Month USD Libor+535 basis points), 4/20/2031[5,6,8]	461,376
1,000,000	Series 2019-17A, Class ER, 6.591% (3-Month USD Libor+635 basis points), 7/15/2032[5,6,8]	952,796
800,000	Series 2019-19A, Class E, 7.261% (3-Month USD Libor+702 basis points), 1/15/2033[5,6,8]	790,062
1,850,000	Series 2019-18A, Class A1R, 1.411% (3-Month USD Libor+117 basis points), 10/15/2034[5,6,8]	1,839,840
1,750,000	Series 2020-21A, Class DR, 3.589% (3-Month USD Libor+335 basis points), 10/15/2034[5,6,8]	1,732,500
750,000	Series 2020-21A, Class ER, 6.939% (3-Month USD Libor+670 basis points), 10/15/2034[5,6,8]	724,405
1,000,000	Series 2019-18A, Class ER, 6.991% (3-Month USD Libor+675 basis points), 10/15/2034[5,6,8]	970,328
1,000,000	Series 2021-24A, Class E, 6.780% (3-Month USD Libor+661 basis points), 10/20/2034[5,6,8]	966,332
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 4.508% (3-Month USD Libor+425 basis points), 7/25/2034[5,6,8]	1,691,442
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.404% (3-Month USD Libor+115 basis points), 10/20/2029[5,6,8]	623,633
	Capital One Prime Auto Receivables Trust
1,036,321	Series 2019-2, Class A3, 1.920%, 5/15/2024[5]	1,037,664
668,788	Series 2020-1, Class A3, 1.600%, 11/15/2024[5]	667,694

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,000,000	Carlyle U.S. CLO Ltd. Series 2020-2A, Class A1R, 1.398% (3-Month USD Libor+114 basis points), 1/25/2035[5,6,8]	$4,958,000
	CarMax Auto Owner Trust
715,120	Series 2018-2, Class A4, 3.160%, 7/17/2023[5]	716,843
1,015,213	Series 2020-4, Class A2, 0.310%, 1/16/2024[5]	1,014,168
3,104,542	Series 2019-3, Class A3, 2.180%, 8/15/2024[5]	3,111,428
2,706,050	Series 2020-2, Class A3, 1.700%, 11/15/2024[5]	2,706,320
2,421,549	Series 2019-4, Class A3, 2.020%, 11/15/2024[5]	2,423,273
6,356,189	Series 2020-1, Class A3, 1.890%, 12/16/2024[5]	6,352,553
4,429,000	Series 2021-1, Class A3, 0.340%, 12/15/2025[5]	4,323,656
1,149,000	Cedar Funding II CLO Ltd. Series 2013-1A, Class ARR, 1.334% (3-Month USD Libor+108 basis points), 4/20/2034[5,6,8]	1,136,936
828,688	Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11, 1.357% (1-Month USD Libor+90 basis points), 7/25/2049[5,6,8]	830,738
1,400,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[5,6]	1,515,127
	CIFC Funding Ltd.
1,956,851	Series 2015-3A, Class AR, 1.118% (3-Month USD Libor+87 basis points), 4/19/2029[5,6,8]	1,953,604
1,789,000	Series 2017-1A, Class D, 3.755% (3-Month USD Libor+350 basis points), 4/23/2029[5,6,8]	1,777,615
3,000,000	Series 2014-2RA, Class A1, 1.309% (3-Month USD Libor+105 basis points), 4/24/2030[5,6,8]	2,987,853
3,500,000	Series 2013-3RA, Class A1, 1.239% (3-Month USD Libor+98 basis points), 4/24/2031[5,6,8]	3,473,885
1,000,000	Series 2018-4A, Class C, 3.191% (3-Month USD Libor+295 basis points), 10/17/2031[5,6,8]	989,648
500,000	Series 2019-5A, Class DR, 7.017% (3-Month USD Libor+678 basis points), 1/15/2035[5,6,8]	487,188
	Citigroup Mortgage Loan Trust
213,926	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[5,8,9]	212,019
127,668	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[5,8,9]	126,712
564,801	CNH Equipment Trust Series 2019-B, Class A3, 2.520%, 8/15/2024[5]	567,401
6,725,046	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[5,8,9]	6,359,936

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 3.984% (3-Month USD Libor+373 basis points), 4/20/2030[5,6,8]	$756,072
750,000	Series 2016-1A, Class DR, 3.609% (3-Month USD Libor+335 basis points), 10/23/2031[5,6,8]	732,262
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[5,6]	2,406,491
938,034	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[5,8]	937,283
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 2.991% (3-Month USD Libor+275 basis points), 4/15/2031[5,6,8]	574,035
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 3.056% (3-Month USD Libor+255 basis points), 5/15/2031[5,6,8]	970,419
5,000,000	Series 2019-80A, Class AR, 1.497% (TSFR3M+125 basis points), 1/17/2033[5,6,8]	4,996,345
1,500,000	Series 2020-77A, Class ER, 6.350% (3-Month USD Libor+587 basis points), 5/20/2034[5,6,8]	1,395,692
2,000,000	Series 2019-76A, Class DR, 3.554% (3-Month USD Libor+330 basis points), 10/20/2034[5,6,8]	1,964,544
1,500,000	Dryden Euro CLO Series 2021-91X, Class D, 0.000% (3-Month EUR Libor+485 basis points), 4/18/2035[5,6]	1,659,292
1,000,000	Dryden Senior Loan Fund Series 2016-45A, Class DR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[5,6,8]	1,001,527
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.754% (3-Month USD Libor+250 basis points), 1/20/2030[5,6,8]	1,472,066
250,000	Series 2014-1RA, Class E, 5.941% (3-Month USD Libor+570 basis points), 7/15/2030[5,6,8]	244,868
1,000,000	Series 2018-1A, Class D, 3.441% (3-Month USD Libor+320 basis points), 10/15/2030[5,6,8]	996,568
1,850,000	Series 2019-1A, Class DR, 3.741% (3-Month USD Libor+350 basis points), 4/15/2031[5,6,8]	1,849,001
1,250,000	Series 2013-1A, Class D3R, 7.041% (3-Month USD Libor+680 basis points), 1/15/2034[5,6,8]	1,225,628
1,000,000	Series 2020-2A, Class ER, 6.741% (3-Month USD Libor+650 basis points), 1/15/2035[5,6,8]	972,485

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Ellington Financial Mortgage Trust
4,555,024	Series 2021-2, Class A1, 0.931%, 6/25/2066[5,8,9]	$4,279,454
6,637,021	Series 2021-3, Class A1, 1.241%, 9/25/2066[5,8,9]	6,093,157
2,750,000	Elmwood CLO Ltd. Series 2022-1A, Class B, 2.450% (TSFR3M+180 basis points), 4/20/2035[5,6,8]	2,743,139
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 4.270% (3-Month USD Libor+379 basis points), 11/20/2033[5,6,8]	2,002,137
1,500,000	Series 2020-1A, Class E, 8.330% (3-Month USD Libor+785 basis points), 11/20/2033[5,6,8]	1,498,120
1,375,000	Series 2021-1A, Class E, 6.248% (3-Month USD Libor+600 basis points), 7/19/2034[5,6,8]	1,310,841
4,000,000	Series 2019-1A, Class AR, 1.539% (3-Month USD Libor+108 basis points), 11/16/2034[5,6,8]	3,968,471
2,125,019	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[5]	2,127,261
	Galaxy CLO Ltd.
2,836,655	Series 2017-23A, Class AR, 1.129% (3-Month USD Libor+87 basis points), 4/24/2029[5,6,8]	2,827,159
3,250,000	Series 2015-19A, Class A1RR, 1.209% (3-Month USD Libor+95 basis points), 7/24/2030[5,6,8]	3,227,250
2,000,000	Series 2013-15A, Class ARR, 1.211% (3-Month USD Libor+97 basis points), 10/15/2030[5,6,8]	1,986,000
	Generate CLO Ltd.
2,352,501	Series 3A, Class AR, 1.504% (3-Month USD Libor+125 basis points), 10/20/2029[5,6,8]	2,351,171
1,250,000	Series 3A, Class DR, 3.854% (3-Month USD Libor+360 basis points), 10/20/2029[5,6,8]	1,243,707
1,000,000	Series 9A, Class E, 6.976% (3-Month USD Libor+685 basis points), 10/20/2034[5,6,8]	963,853
750,000	Series 8A, Class ER, 7.204% (3-Month USD Libor+695 basis points), 10/20/2034[5,6,8]	739,982
2,000,000	Series 6A, Class DR, 3.749% (3-Month USD Libor+350 basis points), 1/22/2035[5,6,8]	1,995,709
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 6.641% (3-Month USD Libor+640 basis points), 10/15/2030[5,6,8]	1,472,408
	GM Financial Automobile Leasing Trust
4,824,288	Series 2022-1, Class A1, 0.571%, 2/21/2023[5]	4,816,671
1,548,101	Series 2021-1, Class A2, 0.170%, 4/20/2023[5]	1,546,322
2,146,246	Series 2021-2, Class A2, 0.220%, 7/20/2023[5]	2,140,290

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,000,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[5]	$5,003,775
3,712,000	Series 2021-2, Class A3, 0.340%, 5/20/2024[5]	3,651,880
2,000,000	Series 2021-1, Class A4, 0.330%, 2/20/2025[5]	1,958,062
	GM Financial Consumer Automobile Receivables Trust
216,106	Series 2018-4, Class A3, 3.210%, 10/16/2023[5]	216,537
789,737	Series 2021-1, Class A2, 0.230%, 11/16/2023[5]	788,638
1,226,855	Series 2019-3, Class A3, 2.180%, 4/16/2024[5]	1,230,112
4,584,049	Series 2021-2, Class A2, 0.270%, 6/17/2024[5]	4,569,559
4,000,000	Series 2021-4, Class A2, 0.280%, 11/18/2024[5]	3,971,216
3,259,958	Series 2020-3, Class A3, 0.450%, 4/16/2025[5]	3,221,894
6,250,000	Series 2020-4, Class A3, 0.380%, 8/18/2025[5]	6,154,467
	GoldenTree Loan Management U.S. CLO Ltd.
500,000	Series 2020-7A, Class FR, 8.004% (3-Month USD Libor+775 basis points), 4/20/2034[5,6,8]	471,811
1,000,000	Series 2021-10A, Class F, 8.044% (3-Month USD Libor+779 basis points), 7/20/2034[5,6,8]	929,498
500,000	Series 2020-8A, Class ER, 6.404% (3-Month USD Libor+615 basis points), 10/20/2034[5,6,8]	481,250
2,250,000	Series 2019-6A, Class BR, 2.041% (TSFR3M+180 basis points), 4/20/2035[5,6,8]	2,236,500
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.741% (3-Month USD Libor+250 basis points), 4/15/2031[5,6,8]	1,882,490
	Grippen Park CLO Ltd.
2,000,000	Series 2017-1A, Class A, 1.514% (3-Month USD Libor+126 basis points), 1/20/2030[5,6,8]	1,993,344
830,000	Series 2017-1A, Class E, 5.954% (3-Month USD Libor+570 basis points), 1/20/2030[5,6,8]	818,373
486,324	Harley-Davidson Motorcycle Trust Series 2021-A, Class A2, 0.220%, 4/15/2024[5]	485,989
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 2.906% (3-Month USD Libor+240 basis points), 3/15/2027[5,6,8]	1,467,409
1,000,000	Series 5A-2015, Class DRR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[5,6,8]	951,545
	Honda Auto Receivables Owner Trust
100,160	Series 2019-1, Class A3, 2.830%, 3/20/2023[5]	100,409
1,147,251	Series 2019-3, Class A3, 1.780%, 8/15/2023[5]	1,148,317
764,889	Series 2019-4, Class A3, 1.830%, 1/18/2024[5]	766,192
5,917,893	Series 2020-2, Class A3, 0.820%, 7/15/2024[5]	5,878,581

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,686,820	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[5,8]	$1,676,775
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.241% (3-Month USD Libor+300 basis points), 10/15/2030[5,6,8]	1,212,312
875,000	Series 6A-2015, Class CR, 2.815% (3-Month USD Libor+250 basis points), 2/5/2031[5,6,8]	845,169
2,500,000	Series 14A-19, Class ER, 6.408% (3-Month USD Libor+615 basis points), 1/25/2034[5,6,8]	2,353,165
2,250,000	Series 15A-19, Class ER, 7.082% (TSFR3M+680 basis points), 1/22/2035[5,6,8]	2,227,500
	Hyundai Auto Lease Securitization Trust
5,500,000	Series 2021-B, Class A3, 0.330%, 6/17/2024[5,8]	5,383,829
5,500,000	Series 2021-C, Class A3, 0.380%, 9/16/2024[5,8]	5,340,753
1,458,794	Hyundai Auto Receivables Trust Series 2021-B, Class A2, 0.240%, 5/15/2024[5]	1,450,638
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 5.454% (3-Month USD Libor+520 basis points), 10/20/2027[5,6,8]	978,954
750,000	LCM LP Series 18A, Class DR, 3.054% (3-Month USD Libor+280 basis points), 4/20/2031[5,6,8]	719,574
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 2.409% (3-Month USD Libor+215 basis points), 1/22/2028[5,6,8]	818,145
1,825,000	Series 2015-19A, Class DR, 4.609% (3-Month USD Libor+435 basis points), 1/22/2028[5,6,8]	1,742,875
2,467,280	Series 2013-11A, Class AR2, 1.159% (3-Month USD Libor+90 basis points), 7/23/2029[5,6,8]	2,455,045
1,800,000	Series 2019-33A, Class AR, 1.449% (TSFR3M+129 basis points), 10/15/2032[5,6,8]	1,797,050
	Magnetite Ltd.
1,250,000	Series 2015-16A, Class DR, 2.391% (3-Month USD Libor+215 basis points), 1/18/2028[5,6,8]	1,230,143
1,000,000	Series 2019-22A, Class ER, 6.591% (3-Month USD Libor+635 basis points), 4/15/2031[5,6,8]	975,000
	Mariner CLO LLC
3,050,000	Series 2016-3A, Class BR2, 1.759% (3-Month USD Libor+150 basis points), 7/23/2029[5,6,8]	3,022,434
2,000,000	Series 2016-3A, Class DR2, 3.159% (3-Month USD Libor+290 basis points), 7/23/2029[5,6,8]	1,971,130
4,212,348	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A2, 0.220%, 1/16/2024[5]	4,192,183

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
6,550,000	Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.040%, 1/15/2026[5]	$6,542,638
	MMAF Equipment Finance LLC
743,743	Series 2020-BA, Class A2, 0.380%, 8/14/2023[5,8]	740,241
1,663,317	Series 2020-A, Class A2, 0.740%, 4/9/2024[5,8]	1,653,288
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 0.000% (TSFR3M+685 basis points), 4/15/2035[5,6,8,10]	2,475,000
1,500,000	Mountain View Clo Ltd. Series 2019-1A, Class DR, 4.181% (3-Month USD Libor+394 basis points), 10/15/2034[5,6,8]	1,491,245
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 2.094% (3-Month USD Libor+185 basis points), 10/13/2027[5,6,8]	499,153
1,175,000	Series 2019-2A, Class D, 4.611% (3-Month USD Libor+437 basis points), 1/15/2033[5,6,8]	1,167,044
1,750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 2.841% (3-Month USD Libor+260 basis points), 1/15/2030[5,6,8]	1,714,067
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[5,6]	1,059,239
2,000,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 6.921% (3-Month USD Libor+668 basis points), 10/15/2034[5,6,8]	1,912,746
325,761	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[5,8,9]	324,088
750,000	Newark BSL CLO Ltd. Series 2016-1A, Class DR, 6.518% (3-Month USD Libor+625 basis points), 12/21/2029[5,6,8]	734,911
696,754	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[5]	696,951
	Nissan Auto Receivables Owner Trust
1,577,867	Series 2019-B, Class A3, 2.500%, 11/15/2023[5]	1,586,518
4,288,173	Series 2019-C, Class A3, 1.930%, 7/15/2024[5]	4,297,024
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 5.004% (3-Month USD Libor+475 basis points), 4/20/2034[5,6,8]	2,471,093
	OBX Trust
649,727	Series 2018-EXP1, Class 2A1, 1.307% (1-Month USD Libor+85 basis points), 4/25/2048[5,6,8]	652,080

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
762,859	Series 2020-INV1, Class A11, 1.357% (1-Month USD Libor+90 basis points), 12/25/2049[5,6,8]	$761,743
7,286,859	Series 2019-EXP2, Class 2A1B, 1.357% (1-Month USD Libor+90 basis points), 6/25/2059[5,6,8]	7,415,749
2,900,266	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[5,8,9]	2,743,298
6,988,345	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[5,8,9]	6,600,925
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 2.389% (3-Month USD Libor+215 basis points), 10/17/2030[5,6,8]	2,241,086
1,000,000	Series 2017-14A, Class D, 6.280% (3-Month USD Libor+580 basis points), 11/20/2030[5,6,8]	927,625
500,000	Series 2020-8RA, Class D, 7.241% (3-Month USD Libor+700 basis points), 1/17/2032[5,6,8]	490,369
1,000,000	Series 2020-18A, Class ER, 6.684% (3-Month USD Libor+643 basis points), 7/20/2032[5,6,8]	951,570
1,000,000	Series 2016-12A, Class DR2, 3.981% (TSFR3M+334 basis points), 4/18/2033[5,6,8,10]	990,000
1,000,000	Series 2016-12A, Class ER2, 7.791% (TSFR3M+715 basis points), 4/18/2033[5,6,8,10]	980,000
1,000,000	Series 2021-22A, Class E, 6.716% (3-Month USD Libor+660 basis points), 12/2/2034[5,6,8]	965,909
	Octagon Investment Partners Ltd.
1,000,000	Series 2019-3A, Class ER, 6.991% (3-Month USD Libor+675 basis points), 7/15/2034[5,6,8]	966,754
1,000,000	Series 2021-1A, Class E, 6.652% (3-Month USD Libor+653 basis points), 10/15/2034[5,6,8]	959,008
	OHA Credit Partners Ltd.
750,000	Series 2015-11A, Class DR, 3.204% (3-Month USD Libor+295 basis points), 1/20/2032[5,6,8]	736,376
2,750,000	Series 2012-7A, Class D2R3, 4.730% (3-Month USD Libor+425 basis points), 2/20/2034[5,6,8]	2,695,579
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 3.915% (3-Month USD Libor+295 basis points), 4/17/2031[5,6,8]	994,717
1,000,000	Series 2021-23A, Class E, 6.965% (3-Month USD Libor+600 basis points), 4/17/2031[5,6,8]	983,026
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 6.321% (3-Month USD Libor+608 basis points), 10/17/2029[5,6,8]	1,432,650
2,000,000	Series 2014-6A, Class CS, 3.371% (3-Month USD Libor+313 basis points), 4/17/2031[5,6,8]	1,914,930

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,250,000	Series 2014-9A, Class A1A3, 1.354% (3-Month USD Libor+110 basis points), 10/20/2031[5,6,8]	$3,203,871
750,000	Series 2019-23A, Class DR, 3.991% (3-Month USD Libor+375 basis points), 4/15/2034[5,6,8]	744,591
1,000,000	Series 2017-19A, Class CR, 3.919% (3-Month USD Libor+383 basis points), 1/15/2035[5,6,8]	997,905
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 3.429% (3-Month USD Libor+330 basis points), 10/15/2034[5,6,8]	1,228,081
4,500,000	Series 2022-1A, Class A, 2.093% (TSFR3M+138 basis points), 4/20/2035[5,6,8,10]	4,500,000
2,250,000	Series 2022-1A, Class E, 7.463% (TSFR3M+675 basis points), 4/20/2035[5,6,8,10]	2,239,200
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 6.851% (3-Month USD Libor+661 basis points), 4/17/2034[5,6,8]	1,450,659
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 8.724% (3-Month USD Libor+847 basis points), 4/20/2034[5,6,8]	932,684
1,111,103	Regatta Funding LP Series 2013-2A, Class A1R3, 1.091% (3-Month USD Libor+85 basis points), 1/15/2029[5,6,8]	1,104,992
2,500,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.941% (3-Month USD Libor+370 basis points), 1/15/2029[5,6,8]	2,488,837
	Regatta Funding Ltd.
1,500,000	Series 2019-2A, Class D, 4.141% (3-Month USD Libor+390 basis points), 1/15/2033[5,6,8]	1,498,731
1,500,000	Series 2016-1A, Class DR2, 3.354% (3-Month USD Libor+310 basis points), 4/20/2034[5,6,8]	1,483,699
1,500,000	Series 2016-1A, Class ER2, 7.328% (3-Month USD Libor+640 basis points), 6/20/2034[5,6,8]	1,437,332
	Rockford Tower CLO Ltd.
1,750,000	Series 2020-1A, Class D, 4.004% (3-Month USD Libor+375 basis points), 1/20/2032[5,6,8]	1,739,065
1,750,000	Series 2020-1A, Class E, 7.154% (3-Month USD Libor+690 basis points), 1/20/2032[5,6,8]	1,739,165
750,000	Series 2021-2A, Class E, 6.654% (3-Month USD Libor+640 basis points), 7/20/2034[5,6,8]	715,798
1,375,000	Series 2021-3A, Class E, 6.847% (3-Month USD Libor+672 basis points), 10/20/2034[5,6,8]	1,325,270

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 3.114% (3-Month USD Libor+287 basis points), 4/13/2031[5,6,8]	$2,388,986
	Sound Point CLO Ltd.
2,000,000	Series 2019-1A, Class DR, 3.754% (3-Month USD Libor+350 basis points), 1/20/2032[5,6,8]	1,985,455
1,500,000	Series 2019-3A, Class DR, 3.758% (3-Month USD Libor+350 basis points), 10/25/2034[5,6,8]	1,489,522
1,507,800	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[5,8,9]	1,480,096
4,712,856	Starwood Mortgage Residential Trust Series 2022-1, Class A1, 2.447%, 12/25/2066[5,8,9]	4,507,103
7,387,643	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[5,8,9]	6,975,139
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 1.491% (3-Month USD Libor+140 basis points), 12/29/2029[5,6,8]	1,977,772
1,000,000	Series 2021-1A, Class C, 1.841% (3-Month USD Libor+175 basis points), 12/29/2029[5,6,8]	985,000
1,750,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 3.991% (3-Month USD Libor+375 basis points), 1/16/2032[5,6,8]	1,743,238
1,000,000	Symphony Static CLO I Ltd. Series 2021-1A, Class E1, 5.479% (3-Month USD Libor+535 basis points), 10/25/2029[5,6,8]	978,212
	TCI-Symphony CLO Ltd.
1,064,000	Series 2017-1A, Class E, 6.691% (3-Month USD Libor+645 basis points), 7/15/2030[5,6,8]	1,035,368
3,500,000	Series 2016-1A, Class AR2, 1.264% (3-Month USD Libor+102 basis points), 10/13/2032[5,6,8]	3,443,672
	Tesla Auto Lease Trust
220,022	Series 2020-A, Class A2, 0.550%, 5/22/2023[5,8]	219,934
2,500,000	Series 2021-B, Class A2, 0.360%, 9/22/2025[5,8]	2,489,785
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 3.191% (3-Month USD Libor+295 basis points), 10/18/2030[5,6,8]	964,081
	TICP CLO Ltd.
1,250,000	Series 2018-IA, Class D, 6.037% (3-Month USD Libor+577 basis points), 4/26/2028[5,6,8]	1,188,053
1,500,000	Series 2016-5A, Class ER, 5.991% (3-Month USD Libor+575 basis points), 7/17/2031[5,6,8]	1,426,497

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2020-15A, Class A, 1.534% (3-Month USD Libor+128 basis points), 4/20/2033[5,6,8]	$1,990,036
	Toyota Auto Receivables Owner Trust
2,056,082	Series 2021-B, Class A2, 0.140%, 1/16/2024[5]	2,048,020
3,000,000	Series 2021-D, Class A2, 0.310%, 8/15/2024[5]	2,974,584
5,764,154	Series 2020-B, Class A3, 1.360%, 8/15/2024[5]	5,751,496
2,699,397	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[5,8]	2,685,616
2,100,472	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[5,8,9]	2,040,371
	Voya CLO Ltd.
2,845,007	Series 2015-1A, Class A1R, 1.141% (3-Month USD Libor+90 basis points), 1/18/2029[5,6,8]	2,830,782
2,000,000	Series 2015-1A, Class CR, 2.591% (3-Month USD Libor+235 basis points), 1/18/2029[5,6,8]	1,945,390
750,000	Series 2017-1A, Class C, 3.571% (3-Month USD Libor+333 basis points), 4/17/2030[5,6,8]	743,785
1,750,000	Series 2017-2A, Class A1R, 1.221% (3-Month USD Libor+98 basis points), 6/7/2030[5,6,8]	1,743,511
1,902,151	Series 2013-1A, Class A1AR, 1.451% (3-Month USD Libor+121 basis points), 10/15/2030[5,6,8]	1,895,857
1,000,000	Series 2013-1A, Class CR, 3.191% (3-Month USD Libor+295 basis points), 10/15/2030[5,6,8]	944,865
2,000,000	Series 2013-2A, Class CR, 3.008% (3-Month USD Libor+275 basis points), 4/25/2031[5,6,8]	1,849,862
1,000,000	Series 2018-3A, Class A1A, 1.391% (3-Month USD Libor+115 basis points), 10/15/2031[5,6,8]	996,233
2,000,000	Series 2016-3A, Class CR, 3.491% (3-Month USD Libor+325 basis points), 10/18/2031[5,6,8]	1,927,007
2,000,000	Series 2020-2A, Class ER, 6.648% (3-Month USD Libor+640 basis points), 7/19/2034[5,6,8]	1,934,541
1,000,000	Series 2019-4A, Class ER, 6.950% (3-Month USD Libor+671 basis points), 1/15/2035[5,6,8]	954,082
1,500,000	Series 2022-1A, Class E, 0.000% (TSFR3M+747 basis points), 4/20/2035[5,6,8,10]	1,470,000
750,000	Wellfleet CLO Ltd. Series 2015-1A, Class DR4, 3.754% (3-Month USD Libor+350 basis points), 7/20/2029[5,6,8]	746,585
2,750,000	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 1.234% (3-Month USD Libor+98 basis points), 7/20/2030[5,6,8]	2,739,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	World Omni Auto Receivables Trust
772,649	Series 2018-C, Class A3, 3.130%, 11/15/2023[5]	$773,880
7,243,503	Series 2021-C, Class A2, 0.220%, 9/16/2024[5]	7,198,862
3,332,238	Series 2020-A, Class A3, 1.100%, 4/15/2025[5]	3,314,477
3,660,707	Series 2020-B, Class A3, 0.630%, 5/15/2025[5]	3,628,240
3,821,768	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[5]	3,796,609
	Total Asset-Backed Securities
	(Cost $478,910,772)	473,998,243
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.3%
2,645,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 1.547% (1-Month USD Libor+115 basis points), 4/15/2034[6,8]	2,586,069
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.353% (1-Month USD Libor+95.6 basis points), 11/15/2034[6,8]	2,530,360
2,000,000	Series 2019-BWAY, Class D, 2.557% (1-Month USD Libor+216 basis points), 11/15/2034[6,8]	1,950,052
2,048,000	Series 2018-TALL, Class A, 1.119% (1-Month USD Libor+72.2 basis points), 3/15/2037[6,8]	2,000,085
1,000,000	Series 2018-TALL, Class B, 1.368% (1-Month USD Libor+97.1 basis points), 3/15/2037[6,8]	965,354
3,025,000	BFLD Trust Series 2021-FPM, Class A, 1.997% (1-Month USD Libor+160 basis points), 6/15/2038[5,6,8]	3,005,622
	BPR Trust
2,957,306	Series 2021-WILL, Class A, 2.147% (1-Month USD Libor+175 basis points), 6/15/2038[6,8]	2,935,732
1,000,000	Series 2021-WILL, Class B, 3.397% (1-Month USD Libor+300 basis points), 6/15/2038[6,8]	990,871
3,660,000	BX Commercial Mortgage Trust Series 2019-IMC, Class A, 1.397% (1-Month USD Libor+100 basis points), 4/15/2034[6,8]	3,621,735
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 1.227% (1-Month USD Libor+83 basis points), 12/15/2036[5,6,8]	1,183,576
750,000	Series 2018-TBR, Class B, 1.547% (1-Month USD Libor+115 basis points), 12/15/2036[5,6,8]	736,177
338,388	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[5,8,9]	338,487

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,500,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 1.397% (1-Month USD Libor+100 basis points), 9/15/2033[5,6,8]	$2,453,477
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 1.497% (1-Month USD Libor+110 basis points), 12/15/2031[6,8]	202,995
	CSMC
1,225,000	Series 2020-TMIC, Class A, 3.397% (1-Month USD Libor+300 basis points), 12/15/2035[6,8]	1,221,603
750,000	Series 2020-FACT, Class B, 2.397% (1-Month USD Libor+200 basis points), 10/15/2037[6,8]	749,035
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[5,8]	2,835,082
821,840	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.727%, 5/28/2035[5,9]	772,166
	Great Wolf Trust
2,500,000	Series 2019-WOLF, Class B, 1.731% (1-Month USD Libor+133.4 basis points), 12/15/2036[6,8]	2,462,450
1,250,000	Series 2019-WOLF, Class C, 2.030% (1-Month USD Libor+163.3 basis points), 12/15/2036[6,8]	1,227,869
2,615,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[5,8]	2,611,619
	Hilton Orlando Trust
2,983,000	Series 2018-ORL, Class A, 1.317% (1-Month USD Libor+92 basis points), 12/15/2034[6,8]	2,948,272
1,055,000	Series 2018-ORL, Class B, 1.597% (1-Month USD Libor+120 basis points), 12/15/2034[6,8]	1,039,067
37,307	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[5,9]	37,481
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 2.147% (1-Month USD Libor+175 basis points), 12/15/2038[6,8]	2,491,850
5,400,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1.492% (1-Month USD Libor+109.5 basis points), 11/15/2038[6,8]	5,311,645
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[5,8,9]	499,978
1,474,874	VMC Finance LLC Series 2021-HT1, Class A, 2.118% (1-Month USD Libor+165 basis points), 1/18/2037[5,6,8]	1,475,796
1,926,869	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[8]	1,925,185

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	$1,286,093
	Total Commercial Mortgage-Backed Securities
	(Cost $54,938,842)	54,395,783
	CORPORATE — 16.3%
	BASIC MATERIALS — 1.6%
3,100,000	Anglo American Capital PLC 5.625%, 4/1/2030[5,7,8]	3,421,492
	DuPont de Nemours, Inc.
2,750,000	1.616% (3-Month USD Libor+111 basis points), 11/15/2023[6]	2,778,300
1,640,000	4.205%, 11/15/20235	1,679,025
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,384,144
3,000,000	LYB International Finance III LLC 1.250%, 10/1/2025[5]	2,780,388
1,643,000	SCIL IV LLC / SCIL USA Holdings LLC 4.375% (3-Month EUR Libor+437.5 basis points), 11/1/2026[5,6]	1,797,486
		15,840,835
	COMMUNICATIONS — 2.5%
4,850,000	AT&T, Inc. 2.750%, 6/1/2031[5]	4,554,242
1,050,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030[5,8]	1,010,095
4,053,000	Fox Corp. 4.030%, 1/25/2024[5]	4,140,148
849,000	Match Group, Inc. 4.625%, 6/1/2028[5,8]	823,938
	T-Mobile USA, Inc.
1,175,000	4.750%, 2/1/2028[5]	1,195,445
1,835,000	3.375%, 4/15/2029[5]	1,747,837
1,990,000	2.875%, 2/15/2031[5]	1,795,975
750,000	United Group B.V. 3.625%, 2/15/2028[5]	750,358
1,490,000	Univision Communications, Inc. 6.625%, 6/1/2027[5,8]	1,562,511
	Verizon Communications, Inc.
3,975,000	1.074% (SOFR Index+79 basis points), 3/20/2026[6]	3,974,157
4,850,000	1.750%, 1/20/2031[5]	4,235,306
		25,790,012

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 1.6%
711,000	7-Eleven, Inc. 0.800%, 2/10/2024[5,8]	$683,462
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	479,725
950,000	3.150%, 4/18/2024[5,8]	955,281
2,180,000	0.497% (SOFR Index+38 basis points), 8/12/20246,8	2,169,950
700,000	Daimler Finance North America LLC 2.550%, 8/15/2022[8]	702,557
520,000	Ford Motor Credit Co. LLC 2.300%, 2/10/2025[5]	494,176
	General Motors Financial Co., Inc.
2,000,000	1.250%, 1/8/2026[5]	1,832,638
3,000,000	2.350%, 1/8/2031[5]	2,600,400
80,000	Macy's Retail Holdings LLC 5.875%, 3/15/2030[5,8]	79,014
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	110,762
165,000	Papa John's International, Inc. 3.875%, 9/15/2029[5,8]	151,628
180,000	Sally Holdings LLC / Sally Capital, Inc. 8.750%, 4/30/2025[5,8]	188,327
240,000	Starbucks Corp. 0.537% (SOFR Index+42 basis points), 2/14/2024[5,6]	240,401
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[5,8]	1,034,565
	Volkswagen Group of America Finance LLC
2,045,000	2.700%, 9/26/2022[8]	2,053,830
300,000	0.750%, 11/23/2022[8]	297,507
300,000	0.875%, 11/22/2023[8]	289,885
	ZF Finance GmbH
1,000,000	3.000%, 9/21/2025[5]	1,089,004
800,000	2.000%, 5/6/2027[5]	799,473
		16,252,585
	CONSUMER, NON-CYCLICAL — 2.8%
	AbbVie, Inc.
1,350,000	3.250%, 10/1/2022[5]	1,355,071
2,872,000	2.300%, 11/21/2022	2,882,615
2,500,000	Amgen, Inc. 2.200%, 2/21/2027[5]	2,408,440

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[5]	$2,591,035
1,000,000	CoreLogic, Inc. 4.500%, 5/1/2028[5,8]	944,905
2,000,000	CVS Health Corp. 1.300%, 8/21/2027[5]	1,822,168
1,900,000	Heineken N.V. 2.750%, 4/1/2023[7,8]	1,907,602
1,985,000	Humana, Inc. 4.500%, 4/1/2025[5]	2,057,738
1,000,000	IQVIA, Inc. 2.250%, 3/15/2029[5]	1,016,154
1,510,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/2029[5,8]	1,509,547
4,000,000	PepsiCo, Inc. 2.750%, 3/1/2023	4,032,728
760,000	Prestige Brands, Inc. 5.125%, 1/15/2028[5,8]	755,888
2,000,000	Royalty Pharma PLC 1.200%, 9/2/2025[5,7]	1,841,934
3,100,000	Stryker Corp. 1.950%, 6/15/2030[5]	2,783,481
		27,909,306
	ENERGY — 0.5%
5,000,000	Enbridge, Inc. 0.755% (SOFR Index+63 basis points), 2/16/2024[6,7]	5,000,175
	FINANCIAL — 2.5%
2,000,000	American Express Co. 3.625%, 12/5/2024[5]	2,040,762
	American Tower Corp.
4,000,000	3.375%, 5/15/2024[5]	4,014,840
3,100,000	2.300%, 9/15/2031[5]	2,712,181
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[5,7]	2,775,198
2,400,000	Bank of America Corp. 0.839% (SOFR Rate+73 basis points), 10/24/2024[5,6]	2,402,316
425,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[5,8]	396,098
2,750,000	Charles Schwab Corp. 0.637% (SOFR Index+52 basis points), 5/13/2026[5,6]	2,719,029

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
215,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[5,8]	$202,366
3,000,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[5]	3,015,408
4,119,000	Royal Bank of Canada 0.549% (SOFR Index+45 basis points), 10/26/2023[6,7]	4,108,278
250,000	Simon Property Group LP 0.519% (SOFR Rate+43 basis points), 1/11/2024[5,6]	249,835
1,100,000	Toronto-Dominion Bank 0.543% (SOFR Rate+35 basis points), 9/10/2024[6,7]	1,090,756
		25,727,067
	INDUSTRIAL — 1.3%
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 2.125%, 8/15/2026[5]	521,435
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	1,008,944
2,000,000	Boeing Co. 1.433%, 2/4/2024[5]	1,935,596
750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[5,8]	749,464
505,000	Clydesdale Acquisition Holdings, Inc. 6.625%, 4/15/2029[5,8]	511,313
503,000	Hillenbrand, Inc. 5.750%, 6/15/2025[5]	516,216
1,201,000	L3Harris Technologies, Inc. 3.950%, 5/28/2024[5]	1,213,771
580,000	Republic Services, Inc. 0.875%, 11/15/2025[5]	534,178
4,965,000	Schneider Electric S.E. 2.950%, 9/27/2022[7,8]	5,002,615
562,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[5,8]	572,532
135,000	WESCO Distribution, Inc. 7.125%, 6/15/2025[5,8]	140,590
		12,706,654
	TECHNOLOGY — 2.0%
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[5]	2,790,753
2,500,000	Citrix Systems, Inc. 1.250%, 3/1/2026[5]	2,433,672

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
4,750,000	Fiserv, Inc. 3.850%, 6/1/2025[5]	$4,803,333
4,500,000	Hewlett Packard Enterprise Co. 4.450%, 10/2/2023[5]	4,611,411
270,000	Infor, Inc. 1.450%, 7/15/2023[5,8]	264,681
3,100,000	NVIDIA Corp. 2.000%, 6/15/2031[5]	2,832,070
3,100,000	VMware, Inc. 2.200%, 8/15/2031[5]	2,734,188
		20,470,108
	UTILITIES — 1.5%
445,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	437,598
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[5]	3,496,661
1,500,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[5,8]	1,509,068
4,500,000	Duke Energy Corp. 0.443% (SOFR Rate+25 basis points), 6/10/2023[6]	4,487,314
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[5]	2,367,366
1,250,000	NextEra Energy Capital Holdings, Inc. 0.506% (SOFR Rate+40 basis points), 11/3/2023[5,6]	1,245,154
2,000,000	NiSource, Inc. 0.950%, 8/15/2025[5]	1,840,184
250,000	Southern Power Co. 0.900%, 1/15/2026[5]	229,333
		15,612,678
	Total Corporate
	(Cost $168,575,250)	165,309,420
	U.S. GOVERNMENT — 19.3%
	United States Treasury Bill
15,000,000	0.122%, 4/14/2022	14,999,265
10,000,000	0.175%, 4/26/2022	9,999,120
11,250,000	0.190%, 4/28/2022	11,249,145
15,000,000	0.266%, 5/5/2022	14,997,975
16,000,000	0.291%, 5/12/2022	15,996,608
10,000,000	0.262%, 5/19/2022	9,996,740

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
10,000,000	0.297%, 5/26/2022	$9,995,680
15,000,000	0.439%, 6/2/2022	14,991,690
10,000,000	0.429%, 6/14/2022	9,991,880
16,500,000	0.288%, 6/16/2022	16,485,711
12,000,000	0.294%, 6/23/2022	11,987,244
20,000,000	0.438%, 6/30/2022	19,974,680
15,000,000	0.589%, 7/7/2022	14,976,960
10,000,000	0.533%, 7/14/2022	9,982,590
10,000,000	0.629%, 7/21/2022	9,979,800
	Total U.S. Government
	(Cost $195,612,693)	195,605,088
	Total Bonds
	(Cost $898,037,557)	889,308,534

Number of Shares
	SHORT-TERM INVESTMENTS — 4.1%
41,071,471	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.15%[11,12]	41,071,471
	Total Short-Term Investments
	(Cost $41,071,471)	41,071,471
	TOTAL INVESTMENTS — 103.0%
	(Cost $1,054,304,732)	1,045,198,789
	Liabilities in Excess of Other Assets — (3.0)%	(30,171,698)
	TOTAL NET ASSETS — 100.0%	$1,015,027,091

Principal Amount
	SECURITIES SOLD SHORT — (4.3)%
	BONDS — (4.3)%
	U.S. GOVERNMENT — (4.3)%
	United States Treasury Note
$(7,050,000)	0.250%, 7/31/2025	(6,537,084)
(7,500,000)	0.750%, 5/31/2026	(6,976,905)
(9,250,000)	1.375%, 10/31/2028	(8,649,111)
(820,000)	1.625%, 5/15/2031	(772,242)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$(21,371,000)	1.875%, 2/15/2032	$(20,526,183)
	Total U.S. Government
	(Proceeds $44,251,042)	(43,461,525)
	Total Bonds
	(Proceeds $44,251,042)	(43,461,525)
	Total Securities Sold Short
	(Proceeds $44,251,042)	$(43,461,525)

[1]	Local currency.
[2]	All or a portion of the loan is unfunded.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.
[5]	Callable.
[6]	Floating rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $429,962,359 which represents 42.36% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.25% of Net Assets. The total value of these securities is $12,654,200.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,687,983, which represents 0.66% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
(40)	U.S. 3 Year Treasury Note	Jun 2022	$(8,777,500)	$(8,727,500)	$50,000
(50)	U.S. 5 Year Treasury Note	Jun 2022	(5,779,688)	(5,734,375)	45,313
(50)	U.S. 10 Year Treasury Note	Jun 2022	(6,192,187)	(6,143,750)	48,437

TOTAL FUTURES CONTRACTS			$(20,749,375)	$(20,605,625)	$143,750

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CDX NA High Yield
CDSI Series 37 Index	B+	Receive	5%/Quarterly	12/20/26	$6,500,000	$807,500	$(17,586)	$789,914
Markit CDX NA Investment Grade
CDSI Series 33 Index	BBB-	Receive	1%/Quarterly	12/20/24	10,000,000	(233,300)	85,115	(148,185)
Markit CMBX Investment Grade
CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	2,000,000	(482,500)	(4,465)	(486,965)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$91,700	$63,064	$154,764

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at March 31, 2022.
(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2022	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	250,000	$297,354	$277,439	$(19,915)
				297,354	277,439	(19,915)

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	March 31, 2022	(Depreciation)
Euro	JP Morgan	EUR per USD	(8,400,000)	$(9,979,530)	$(9,447,045)	$532,485
				(9,979,530)	(9,447,045)	532,485
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(9,682,176)	$(9,169,606)	$512,570

EUR – Euro